Costs and expenses by nature	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Costs and expenses by nature

5. Costs and expenses by nature

a) Cost of goods sold, and services rendered

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Materials and services	1,007	855	1,816	1,534
Freight	999	1,175	1,681	2,002
Maintenance	954	806	1,766	1,433
Depreciation, depletion and amortization	737	777	1,350	1,422
Acquisition of products	547	674	1,082	1,135
Personnel	466	457	923	838
Fuel oil and gas	425	353	810	637
Royalties	320	279	552	488
Energy	185	180	352	332
Others	300	394	557	751
Total	5,940	5,950	10,889	10,572

Cost of goods sold	5,805	5,800	10,632	10,289
Cost of services rendered	135	150	257	283
Total	5,940	5,950	10,889	10,572

b) Selling and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Personnel	52	44	97	98
Services	30	30	58	52
Selling	21	24	39	43
Depreciation and amortization	14	12	25	23
Other	22	17	38	32
Total	139	127	257	248

c) Other operating expenses, net

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Expenses related to Brumadinho event	22	271	280	382	403
Expenses related to de-characterization of dam	24(a)	-	-	-	37
Asset retirement obligations	24(b)	13	40	13	40
Provision for litigations	26(a)	52	48	83	64
Profit sharing program		32	19	87	67
Other		20	58	42	100
Total		388	445	607	711